Financial result (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Financial Result

	Year ended December 31,
(CHF in millions)	2023	2022	2021

Interest income	11.0	5.6	0.0
Interest income employee benefits	0.5	0.1	—
Financial income	11.5	5.7	0.0
Bank charges and interest expenses	(4.3)	(2.1)	(1.1)
Interest expenses leases	(6.5)	(4.2)	(2.4)
Interest expenses employee benefits	(0.5)	(0.1)	—
Financial expenses	(11.3)	(6.4)	(3.6)
Foreign exchange losses	(111.4)	(6.5)	(16.3)
Change in fair value of foreign exchange derivatives	—	—	1.4
Foreign exchange result	(111.4)	(6.5)	(14.9)
Financial result	(111.1)	(7.2)	(18.5)